Loans and asset quality - Lost Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable Disclosure [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 0	$ 0	$ 1
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year	6	6	7
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	0	0	0
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year	$ 0	$ 0	$ 0